Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2014	2015

Payable related to investment and acquisition	$64,545	$10,083
Payable for third-party service fee	56,772	115,447
Accrued agent rebates	53,090	71,295
Accrued payroll	37,540	53,711
Other tax payable	21,097	23,016
Deposits from advertising customers	19,747	41,452
Payable for purchasing long-term assets	15,507	10,603
Accrued interest expenses of convertible senior notes (see note 14)	10,062	8,800
Other current liabilities	20,471	86,225

Total	$298,831	$420,632